Share-Based Compensation - Summary of Option Activity (Details) - 2010, 2021 and 2024 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	532,286,814
Options Outstanding, Granted | shares	80,139,500
Options Outstanding, Forfeited/Expired | shares	(10,216,305)
Options Outstanding, Exercised | shares	(23,754,087)
Options Outstanding, Ending balance | shares	578,455,922
Options Outstanding, Vested and expected to vest | shares	563,629,595
Options Outstanding, Exercisable | shares	368,205,208
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.31
Weighted Average Exercise Price, Granted | $ / shares	0.01
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	0.12
Weighted Average Exercise Price, Exercised | $ / shares	0.23
Weighted Average Exercise Price, Ending balance | $ / shares	0.28
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.28
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.40
Weighted Average Remaining Contractual Life, Outstanding	6 years 5 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 4 months 20 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 5 months 1 day
Aggregate Intrinsic Value, Outstanding | $	$ 72,872
Aggregate Intrinsic Value, Vested and expected to vest | $	68,826
Aggregate Intrinsic Value, Exercisable | $	$ 18,652